Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21	$1,564	$1,601,974
WPP Finance 2010, 4.75%, 11/21/21	1,758	1,836,846

		3,438,820

Aerospace & Defense — 1.6%
Boeing Co. (The)
2.30%, 08/01/21	1,000	999,400
2.35%, 10/30/21	1,715	1,712,925
8.75%, 08/15/21	77	86,274
General Dynamics Corp.
3.00%, 05/11/21	4,082	4,143,189
3.88%, 07/15/21 (Call 04/15/21)	1,106	1,135,973
L3Harris Technologies Inc., 4.95%, 02/15/21 (Call 11/15/20)(a)	1,450	1,493,558
Lockheed Martin Corp., 3.35%, 09/15/21	2,645	2,701,471
Northrop Grumman Corp., 3.50%, 03/15/21(b)	1,859	1,891,960
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	2,965	2,938,789
3.35%, 08/16/21	1,577	1,608,114

		18,711,653

Agriculture — 0.8%
Altria Group Inc., 4.75%, 05/05/21	4,087	4,242,551
Archer-Daniels-Midland Co., 4.48%, 03/01/21(b)	746	769,954
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	2,267	2,253,307
2.90%, 11/15/21	1,936	1,959,174
4.13%, 05/17/21	280	288,140

		9,513,126

Airlines — 0.1%
Delta Air Lines Inc., 3.40%, 04/19/21	990	1,001,524

Apparel — 0.1%
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	700	714,049

Auto Manufacturers — 5.2%
American Honda Finance Corp.
1.65%, 07/12/21	1,489	1,469,717
1.70%, 09/09/21	2,533	2,501,439
2.65%, 02/12/21	2,189	2,198,982
3.15%, 01/08/21	486	491,779
3.38%, 12/10/21(b)	1,129	1,156,017
Ford Motor Credit Co. LLC
3.20%, 01/15/21	2,560	2,567,936
3.34%, 03/18/21	4,695	4,719,038
3.47%, 04/05/21	2,579	2,593,133
3.81%, 10/12/21	1,738	1,760,125
5.09%, 01/07/21	1,488	1,532,089
5.75%, 02/01/21(b)	2,526	2,625,625
5.88%, 08/02/21	3,858	4,057,266
General Motors Financial Co. Inc.
3.20%, 07/06/21 (Call 06/06/21)	4,919	4,955,204
3.55%, 04/09/21	950	962,321
4.20%, 03/01/21 (Call 02/01/21)	4,377	4,469,661
4.20%, 11/06/21	3,528	3,630,524
4.38%, 09/25/21	2,992	3,087,175
PACCAR Financial Corp.
2.80%, 03/01/21	1,851	1,863,661
3.10%, 05/10/21(b)	817	828,618

Security	Par (000)	Value

Auto Manufacturers (continued)
3.15%, 08/09/21	$732	$743,317
Toyota Motor Corp., 3.18%, 07/20/21	1,787	1,819,970
Toyota Motor Credit Corp.
1.90%, 04/08/21	2,498	2,485,335
2.75%, 05/17/21(b)	1,927	1,946,174
2.95%, 04/13/21	2,597	2,629,021
3.05%, 01/08/21(b)	1,890	1,913,228
3.40%, 09/15/21(b)	2,471	2,530,650
4.25%, 01/11/21	1,445	1,485,995

		63,024,000

Banks — 35.6%
Associated Bank N.A./Green Bay WI, 3.50%, 08/13/21 (Call 07/13/21)	1,172	1,189,685
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21(b)	2,165	2,201,329
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	2,590	2,588,938
2.55%, 11/23/21(b)	1,600	1,607,936
Bancolombia SA, 5.95%, 06/03/21(b)	1,284	1,355,198
Bank of America Corp.
2.63%, 04/19/21	4,564	4,583,716
5.00%, 05/13/21	2,515	2,626,213
5.88%, 01/05/21	2,160	2,262,881
Bank of Montreal
1.90%, 08/27/21(b)	6,621	6,570,747
Series D, 3.10%, 04/13/21	689	698,239
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	3,995	3,978,700
2.50%, 04/15/21 (Call 03/15/21)	3,450	3,462,351
3.55%, 09/23/21 (Call 08/23/21)	2,791	2,861,138
4.15%, 02/01/21	555	569,991
Bank of Nova Scotia (The)
2.45%, 03/22/21	4,598	4,609,081
2.50%, 01/08/21	3,439	3,449,970
2.80%, 07/21/21(b)	1,980	1,998,335
3.13%, 04/20/21	1,893	1,919,123
4.38%, 01/13/21	1,599	1,645,947
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	4,078	4,080,324
Barclays PLC
3.20%, 08/10/21	3,177	3,193,076
3.25%, 01/12/21	3,375	3,395,858
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	4,237	4,211,705
2.15%, 02/01/21 (Call 01/01/21)	2,316	2,308,797
3.20%, 09/03/21 (Call 08/03/21)	1,057	1,073,584
BBVA USA, 3.50%, 06/11/21 (Call 05/11/21)	1,854	1,882,756
BNP Paribas SA, 5.00%, 01/15/21(b)	6,576	6,830,097
BPCE SA
2.65%, 02/03/21	1,635	1,640,575
2.75%, 12/02/21	2,960	2,976,665
Branch Banking & Trust Co., 2.85%, 04/01/21 (Call 03/01/21)	1,204	1,212,705
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	2,580	2,596,151
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	2,601	2,587,527
2.95%, 07/23/21 (Call 06/23/21)	2,545	2,565,284
Citibank N.A.
2.85%, 02/12/21 (Call 01/12/21)	2,215	2,232,499
3.40%, 07/23/21 (Call 06/23/21)	1,235	1,258,292

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc.
2.35%, 08/02/21	$4,350	$4,341,865
2.70%, 03/30/21	7,885	7,924,346
2.90%, 12/08/21 (Call 11/08/21)	6,243	6,316,293
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	2,119	2,121,712
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	1,610	1,604,800
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	1,732	1,738,928
Cooperatieve Rabobank UA, 4.50%, 01/11/21	4,754	4,893,292
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	5,064	5,073,976
3.13%, 04/26/21	983	995,592
Credit Suisse AG/New York NY, 3.00%, 10/29/21	4,080	4,130,714
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 04/16/21	3,650	3,700,845
Deutsche Bank AG
3.13%, 01/13/21	1,952	1,939,351
3.38%, 05/12/21	3,244	3,229,370
Deutsche Bank AG/New York NY
3.13%, 01/13/21	122	121,177
3.15%, 01/22/21	7,033	6,983,628
3.38%, 05/12/21	3,980	3,960,538
4.25%, 02/04/21	1,025	1,033,795
4.25%, 10/14/21	2,918	2,949,689
Discover Bank, 3.20%, 08/09/21 (Call 07/09/21)	2,090	2,116,501
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)	3,100	3,092,250
2.88%, 10/01/21 (Call 09/01/21)	2,345	2,365,917
3.35%, 07/26/21 (Call 06/26/21)	510	519,384
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	4,545	4,527,547
2.63%, 04/25/21 (Call 03/25/21)	4,165	4,172,080
2.88%, 02/25/21 (Call 01/25/21)	4,070	4,093,280
5.25%, 07/27/21	7,992	8,411,820
HSBC Holdings PLC
2.95%, 05/25/21	5,804	5,845,499
3.40%, 03/08/21(b)	6,308	6,389,562
5.10%, 04/05/21	5,681	5,919,318
Huntington Bancshares Inc./OH, 3.15%, 03/14/21 (Call 02/14/21)	2,673	2,700,585
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	882	894,410
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	6,088	6,073,328
2.40%, 06/07/21 (Call 05/07/21)	3,523	3,527,087
2.55%, 03/01/21 (Call 02/01/21)	7,007	7,025,709
4.35%, 08/15/21	6,242	6,480,444
4.63%, 05/10/21	3,996	4,149,766
KeyBank N.A./Cleveland OH
2.50%, 11/22/21	1,580	1,584,519
3.35%, 06/15/21	794	808,228
KeyCorp., 5.10%, 03/24/21	3,714	3,872,662
Lloyds Bank PLC
3.30%, 05/07/21(b)	2,096	2,126,161
6.38%, 01/21/21	1,307	1,378,506
Lloyds Banking Group PLC, 3.10%, 07/06/21	2,945	2,973,449
Manufacturers & Traders Trust Co., 2.63%, 01/25/21 (Call 12/25/20)	1,590	1,595,136

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	$2,705	$2,685,091
2.95%, 03/01/21	5,179	5,212,197
3.54%, 07/26/21	2,417	2,463,793
Mizuho Financial Group Inc., 2.27%, 09/13/21(b)	2,769	2,752,663
Morgan Stanley
2.50%, 04/21/21	5,646	5,655,711
2.63%, 11/17/21	6,322	6,347,478
5.50%, 07/28/21	8,211	8,682,147
5.75%, 01/25/21	4,095	4,288,939
National Australia Bank Ltd./New York
1.88%, 07/12/21	2,026	2,009,751
2.50%, 01/12/21	2,935	2,944,304
2.63%, 01/14/21(b)	2,395	2,407,598
3.38%, 09/20/21	275	281,042
3.70%, 11/04/21	1,833	1,887,348
Northern Trust Corp., 3.38%, 08/23/21	1,002	1,024,886
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	3,638	3,625,594
2.50%, 01/22/21 (Call 12/23/20)(b)	1,992	1,996,343
2.55%, 12/09/21 (Call 11/09/21)	2,105	2,114,641
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	1,170	1,173,311
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	3,123	3,154,230
Royal Bank of Canada
2.50%, 01/19/21	2,786	2,794,637
3.20%, 04/30/21	4,134	4,198,821
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)(b)	2,089	2,163,619
Santander UK Group Holdings PLC
2.88%, 08/05/21	3,463	3,462,169
3.13%, 01/08/21	3,591	3,603,604
Santander UK PLC
2.50%, 01/05/21	799	798,105
3.40%, 06/01/21	1,469	1,490,374
3.75%, 11/15/21	875	897,269
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	1,217	1,200,814
2.63%, 03/15/21	3,805	3,813,866
State Street Corp.
1.95%, 05/19/21	2,328	2,316,313
4.38%, 03/07/21	1,970	2,035,325
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21(b)	5,000	4,964,300
2.44%, 10/19/21	1,633	1,631,792
2.93%, 03/09/21	4,362	4,395,238
SunTrust Banks Inc., 2.90%, 03/03/21 (Call 02/03/21)	3,257	3,278,366
Svenska Handelsbanken AB
1.88%, 09/07/21	1,343	1,328,590
2.45%, 03/30/21	3,640	3,645,169
3.35%, 05/24/21	2,539	2,584,981
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	1,414	1,436,299
Toronto-Dominion Bank (The)
1.80%, 07/13/21(b)	4,073	4,041,923
2.13%, 04/07/21	4,506	4,497,258
2.55%, 01/25/21(b)	3,145	3,159,656
3.25%, 06/11/21	1,272	1,294,184
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	3,250	3,253,608
4.13%, 05/24/21 (Call 04/23/21)	2,062	2,124,726

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
U.S. Bank N.A./Cincinnati OH
3.00%, 02/04/21 (Call 01/04/21)	$902	$910,984
3.15%, 04/26/21 (Call 03/26/21)	1,866	1,892,572
3.45%, 11/16/21 (Call 10/15/21)	2,870	2,941,807
Wells Fargo & Co.
2.10%, 07/26/21	6,621	6,588,094
2.50%, 03/04/21	6,788	6,796,417
3.00%, 01/22/21(b)	2,889	2,914,828
4.60%, 04/01/21(b)	5,319	5,511,335
Wells Fargo Bank N.A.
2.60%, 01/15/21	4,530	4,547,305
3.63%, 10/22/21 (Call 09/21/21)(b)	5,639	5,783,810
Westpac Banking Corp.
2.00%, 08/19/21	3,383	3,362,228
2.10%, 05/13/21(b)	2,980	2,969,242
2.65%, 01/25/21	2,167	2,177,943
Zions Bancorp. N.A., 3.50%, 08/27/21	900	915,894

		428,359,004

Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21 (Call 01/01/21)	4,837	4,862,781
Coca-Cola Co. (The)
1.55%, 09/01/21	1,891	1,869,556
3.30%, 09/01/21	3,361	3,441,698
Constellation Brands Inc., 3.75%, 05/01/21	1,471	1,501,597
Keurig Dr Pepper Inc., 3.55%, 05/25/21	3,333	3,393,627
Molson Coors Brewing Co., 2.10%, 07/15/21 (Call 06/15/21)	3,117	3,095,742
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(b)	1,829	1,809,832
2.00%, 04/15/21 (Call 03/15/21)	2,398	2,390,374
3.00%, 08/25/21	2,185	2,220,135

		24,585,342

Biotechnology — 1.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	1,577	1,559,416
3.88%, 11/15/21 (Call 08/15/21)	4,151	4,269,303
4.10%, 06/15/21 (Call 03/15/21)	3,090	3,171,978
Celgene Corp.
2.25%, 08/15/21	800	795,848
2.88%, 02/19/21	1,799	1,808,841
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)(b)	3,293	3,430,450
4.50%, 04/01/21 (Call 01/01/21)(b)	1,753	1,804,380

		16,840,216

Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	139	144,977
Masco Corp., 3.50%, 04/01/21 (Call 03/01/21)(b)	745	754,797

		899,774

Chemicals — 1.0%
Air Products & Chemicals Inc., 3.00%, 11/03/21(b)	609	618,001
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	818	865,297
Dow Chemical Co. (The), 4.13%, 11/15/21 (Call 08/15/21)(b)	3,778	3,900,823
Eastman Chemical Co., 3.50%, 12/01/21	968	986,508
Ecolab Inc., 4.35%, 12/08/21(b)	2,445	2,557,299
LyondellBasell Industries NV, 6.00%, 11/15/21 (Call 08/17/21)	1,633	1,741,676
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	550	562,347

Security	Par (000)	Value

Chemicals (continued)
Praxair Inc.
3.00%, 09/01/21	$535	$542,709
4.05%, 03/15/21	747	768,118

		12,542,778

Commercial Services — 0.6%
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	795	791,256
3.60%, 08/15/21	743	755,089
Moody’s Corp.
2.75%, 12/15/21 (Call 11/15/21)	1,382	1,390,734
3.25%, 06/07/21 (Call 05/07/21)	582	590,282
Total System Services Inc., 3.80%, 04/01/21 (Call 03/01/21)	2,353	2,393,001
Verisk Analytics Inc., 5.80%, 05/01/21	1,077	1,136,030

		7,056,392

Computers — 3.5%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	3,417	3,376,782
2.25%, 02/23/21 (Call 01/23/21)	5,650	5,660,735
2.85%, 05/06/21	7,088	7,171,993
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(a)	9,361	9,623,202
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	867	883,300
HP Inc.
4.30%, 06/01/21	889	916,594
4.38%, 09/15/21	768	796,354
4.65%, 12/09/21	1,310	1,370,758
IBM Credit LLC
1.80%, 01/20/21	1,878	1,863,877
2.65%, 02/05/21(b)	1,190	1,195,879
3.60%, 11/30/21	1,599	1,642,109
International Business Machines Corp.
2.25%, 02/19/21	2,330	2,329,045
2.80%, 05/13/21	3,410	3,438,542
2.90%, 11/01/21	590	596,643
NetApp Inc., 3.38%, 06/15/21 (Call 04/15/21)	905	914,756

		41,780,569

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co., 2.45%, 11/15/21	145	146,025
Estee Lauder Companies Inc. (The), 1.70%, 05/10/21 (Call 04/10/21)	435	430,428
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,008	1,990,531
1.85%, 02/02/21	1,985	1,976,604
Unilever Capital Corp.
1.38%, 07/28/21(b)	1,345	1,322,404
2.75%, 03/22/21	1,382	1,392,876
4.25%, 02/10/21	2,135	2,199,114

		9,457,982

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 05/15/21	2,144	2,214,752
5.00%, 10/01/21	1,803	1,889,346
Air Lease Corp.
2.50%, 03/01/21	1,505	1,504,473
3.38%, 06/01/21 (Call 05/01/21)	1,297	1,313,329
3.88%, 04/01/21 (Call 03/01/21)	1,185	1,209,269
Aircastle Ltd., 5.13%, 03/15/21	337	347,942

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
American Express Co.
3.00%, 02/22/21 (Call 01/22/21)(b)	$3,107	$3,137,324
3.38%, 05/17/21 (Call 04/17/21)	2,257	2,295,753
3.70%, 11/05/21 (Call 10/05/21)	1,391	1,432,035
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	5,381	5,378,902
Capital One Financial Corp.
3.45%, 04/30/21 (Call 03/30/21)	1,590	1,613,325
4.75%, 07/15/21	4,610	4,805,464
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)	1,575	1,600,893
International Lease Finance Corp., 4.63%, 04/15/21	1,000	1,031,250
Jefferies Group LLC, 6.88%, 04/15/21	1,613	1,719,636
Mastercard Inc., 2.00%, 11/21/21 (Call 10/21/21)	1,815	1,806,215
Synchrony Financial, 3.75%, 08/15/21 (Call 06/15/21)	2,398	2,439,605

		35,739,513

Electric — 4.0%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	298	306,165
Appalachian Power Co., 4.60%, 03/30/21 (Call 12/30/20)	490	504,842
Baltimore Gas & Electric Co., 3.50%, 11/15/21 (Call 08/15/21)	210	213,908
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	1,198	1,200,108
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21 (Call 05/01/21)	1,052	1,042,984
CenterPoint Energy Inc., 3.60%, 11/01/21	906	926,756
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	757	771,383
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)	2,060	2,046,095
Dominion Energy Inc.
2.72%, 08/15/21(c)	634	634,850
4.10%, 04/01/21(b)(c)	555	566,239
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,770	1,750,034
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	260	278,834
Duke Energy Carolinas LLC, 3.90%, 06/15/21 (Call 03/15/21)	1,162	1,193,002
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,335	2,307,564
3.55%, 09/15/21 (Call 06/15/21)	1,412	1,439,181
Duke Energy Florida LLC, 3.10%, 08/15/21 (Call 05/15/21)	388	392,920
Duke Energy Progress LLC, 3.00%, 09/15/21 (Call 06/15/21)	618	626,856
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	2,280	2,283,215
Entergy Arkansas LLC, 3.75%, 02/15/21 (Call 11/15/20)	659	670,756
Evergy Inc., 4.85%, 06/01/21 (Call 03/01/21)	410	423,473
Eversource Energy, 2.50%, 03/15/21 (Call 02/15/21)	1,251	1,252,088
Exelon Corp., 2.45%, 04/15/21 (Call 03/15/21)	1,458	1,454,676
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)(a)	100	99,006
2.10%, 10/04/21 (Call 09/04/21)	1,411	1,396,975
Georgia Power Co., 2.40%, 04/01/21 (Call 03/01/21)(b)	548	547,107
National Rural Utilities Cooperative Finance Corp., 2.90%, 03/15/21	1,438	1,452,711
NextEra Energy Capital Holdings Inc., 4.50%, 06/01/21 (Call 03/01/21)	614	633,783
Ohio Power Co., Series M, 5.38%, 10/01/21	511	543,280
PacifiCorp, 3.85%, 06/15/21 (Call 03/15/21)	862	883,153
PECO Energy Co., 1.70%, 09/15/21 (Call 08/15/21)	169	166,984
PNM Resources Inc., 3.25%, 03/09/21(b)	726	732,164
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	455	460,483

Security	Par (000)	Value

Electric (continued)
Progress Energy Inc., 4.40%, 01/15/21 (Call 10/15/20)	$1,086	$1,111,173
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	1,157	1,165,643
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	610	606,621
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	848	838,350
Puget Energy Inc., 6.00%, 09/01/21(b)	655	697,143
San Diego Gas & Electric Co., 3.00%, 08/15/21(b)	1,625	1,639,170
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(b)	798	813,106
Series A, 2.90%, 03/01/21	2,042	2,050,025
Southern Co. (The), 2.35%, 07/01/21 (Call 06/01/21)	5,103	5,087,079
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	734	734,741
WEC Energy Group Inc., 3.38%, 06/15/21	1,973	2,006,245
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	210	212,371
Wisconsin Public Service Corp., 3.35%, 11/21/21	831	849,498
Xcel Energy Inc., 2.40%, 03/15/21 (Call 02/15/21)	1,321	1,320,194

		48,332,934

Electrical Components & Equipment — 0.1%
Emerson Electric Co., 2.63%, 12/01/21 (Call 11/01/21)	1,673	1,686,401

Electronics — 0.8%
Amphenol Corp., 3.13%, 09/15/21 (Call 08/15/21)	480	485,544
Avnet Inc., 3.75%, 12/01/21 (Call 11/01/21)	865	880,189
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	525	529,021
Fortive Corp., 2.35%, 06/15/21 (Call 05/15/21)	1,385	1,379,349
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	4,430	4,391,902
4.25%, 03/01/21	1,014	1,045,931
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	911	951,458

		9,663,394

Environmental Control — 0.2%
Republic Services Inc., 5.25%, 11/15/21	1,014	1,076,909
Waste Management Inc., 4.60%, 03/01/21 (Call 12/01/20)	845	869,344

		1,946,253

Food — 1.7%
Campbell Soup Co.
3.30%, 03/15/21	2,504	2,528,765
4.25%, 04/15/21(b)	711	729,379
Conagra Brands Inc., 3.80%, 10/22/21	2,413	2,476,920
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	2,272	2,305,671
3.20%, 04/16/21	1,865	1,888,816
Hershey Co. (The), 3.10%, 05/15/21	1,178	1,193,667
JM Smucker Co. (The), 3.50%, 10/15/21(b)	1,318	1,343,991
Kellogg Co., 3.25%, 05/14/21	1,075	1,089,609
Kraft Heinz Foods Co., 3.38%, 06/15/21	925	937,525
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	616	617,053
2.95%, 11/01/21 (Call 10/01/21)	1,425	1,437,469
3.30%, 01/15/21 (Call 12/15/20)	1,561	1,577,953
Sysco Corp., 2.50%, 07/15/21 (Call 06/15/21)	1,389	1,391,431
Tyson Foods Inc., 2.25%, 08/23/21 (Call 07/23/21)	847	842,909

		20,361,158

Forest Products & Paper — 0.0%
International Paper Co., 7.50%, 08/15/21	354	388,402

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas — 0.1%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21 (Call 10/15/20)	$844	$864,130
National Fuel Gas Co., 4.90%, 12/01/21 (Call 09/01/21)	451	467,601
Southern Co. Gas Capital Corp., 3.50%, 09/15/21 (Call 06/15/21)	219	222,537

		1,554,268

Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 3.40%, 12/01/21 (Call 09/01/21)	720	732,794

Health Care – Products — 1.6%
Abbott Laboratories, 2.90%, 11/30/21 (Call 10/30/21)	6,692	6,777,189
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	1,120	1,102,607
Becton Dickinson and Co., 3.13%, 11/08/21	2,862	2,897,546
Life Technologies Corp., 5.00%, 01/15/21 (Call 10/15/20)	387	397,913
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)	2,139	2,144,326
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	2,597	2,649,901
4.50%, 03/01/21	2,125	2,191,831
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)	674	684,393

		18,845,706

Health Care – Services — 1.1%
Aetna Inc., 4.13%, 06/01/21 (Call 03/01/21)	805	825,737
Anthem Inc., 3.70%, 08/15/21 (Call 05/15/21)	1,586	1,619,671
Cigna Holding Co., 4.50%, 03/15/21 (Call 12/15/20)(b)	470	482,131
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)(b)	1,687	1,762,476
Quest Diagnostics Inc., 4.70%, 04/01/21	942	974,631
UnitedHealth Group Inc.
2.13%, 03/15/21	3,129	3,120,208
2.88%, 12/15/21	1,643	1,664,490
3.15%, 06/15/21	1,643	1,667,776
3.38%, 11/15/21 (Call 08/15/21)	715	730,008
4.70%, 02/15/21 (Call 11/15/20)(b)	625	643,944

		13,491,072

Home Furnishings — 0.1%
Whirlpool Corp., 4.85%, 06/15/21	769	799,660

Household Products & Wares — 0.0%
Clorox Co. (The), 3.80%, 11/15/21	220	226,703

Housewares — 0.1%
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	1,748	1,793,238

Insurance — 1.5%
American International Group Inc., 3.30%, 03/01/21 (Call 02/01/21)(b)	4,507	4,563,969
Aon PLC, 2.80%, 03/15/21 (Call 02/15/21)	716	719,415
Berkshire Hathaway Finance Corp., 4.25%, 01/15/21(b)	2,667	2,747,383
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(b)	3,010	3,013,883
3.75%, 08/15/21(b)	888	915,617
CNA Financial Corp., 5.75%, 08/15/21	438	465,572
Lincoln National Corp., 4.85%, 06/24/21	275	286,558
Marsh & McLennan Companies Inc., 4.80%, 07/15/21 (Call 04/15/21)(b)	1,290	1,339,136
Progressive Corp. (The), 3.75%, 08/23/21	732	753,960
Prudential Financial Inc., 4.50%, 11/16/21(b)	1,001	1,049,809
Reinsurance Group of America Inc., 5.00%, 06/01/21	645	672,367
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)(b)	1,115	1,131,993

Security	Par (000)	Value

Insurance (continued)
Unum Group, 3.00%, 05/15/21 (Call 04/15/21)	$508	$511,231
Willis Towers Watson PLC, 5.75%, 03/15/21(b)	480	503,626

		18,674,519

Internet — 1.0%
Alibaba Group Holding Ltd., 3.13%, 11/28/21 (Call 09/28/21)(b)	2,410	2,439,667
Alphabet Inc., 3.63%, 05/19/21	2,620	2,689,928
Amazon.com Inc., 3.30%, 12/05/21 (Call 10/05/21)	2,715	2,787,816
eBay Inc., 2.88%, 08/01/21 (Call 06/01/21)	2,267	2,280,602
JD.com Inc., 3.13%, 04/29/21(b)	1,445	1,445,333

		11,643,346

Iron & Steel — 0.1%
ArcelorMittal, 5.50%, 03/01/21	617	641,507

Lodging — 0.1%
Marriott International Inc./MD
2.88%, 03/01/21 (Call 02/01/21)	1,063	1,067,943
Series N, 3.13%, 10/15/21 (Call 07/15/21)(b)	520	525,585

		1,593,528

Machinery — 2.1%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	3,678	3,641,110
1.93%, 10/01/21	25	24,802
2.90%, 03/15/21	973	982,681
3.15%, 09/07/21	1,304	1,329,598
Series I, 2.65%, 05/17/21	709	713,942
Caterpillar Inc., 3.90%, 05/27/21	3,109	3,199,099
CNH Industrial Capital LLC
3.88%, 10/15/21	465	474,853
4.88%, 04/01/21	1,950	2,017,470
Dover Corp., 4.30%, 03/01/21 (Call 12/01/20)	400	409,184
John Deere Capital Corp.
2.30%, 06/07/21	1,298	1,298,584
2.35%, 01/08/21(b)	1,792	1,795,064
2.55%, 01/08/21	1,439	1,444,425
2.80%, 03/04/21(b)	836	843,223
2.88%, 03/12/21	262	264,471
3.13%, 09/10/21(b)	1,303	1,324,552
3.15%, 10/15/21	1,503	1,529,227
3.90%, 07/12/21(b)	1,072	1,104,417
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	1,213	1,219,623
Xylem Inc./NY, 4.88%, 10/01/21(b)	1,260	1,321,034

		24,937,359

Manufacturing — 1.1%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	1,726	1,705,202
3.00%, 09/14/21 (Call 08/14/21)	805	817,389
General Electric Co.
4.63%, 01/07/21	2,294	2,355,823
4.65%, 10/17/21(b)	3,701	3,856,590
5.30%, 02/11/21	3,052	3,163,581
Illinois Tool Works Inc., 3.38%, 09/15/21 (Call 06/15/21)	340	346,875
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21(b)	1,566	1,574,957

		13,820,417

Media — 1.9%
CBS Corp., 4.30%, 02/15/21 (Call 11/15/20)	341	348,349
Comcast Corp., 3.45%, 10/01/21	2,782	2,851,967
Discovery Communications LLC, 4.38%, 06/15/21	755	779,122
NBCUniversal Media LLC, 4.38%, 04/01/21	5,921	6,126,340

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	$3,169	$3,236,627
4.13%, 02/15/21 (Call 11/15/20)	1,534	1,562,962
TWDC Enterprises 18 Corp.
2.30%, 02/12/21	2,023	2,026,682
2.75%, 08/16/21	1,389	1,406,529
3.75%, 06/01/21	1,156	1,186,946
Viacom Inc.
3.88%, 12/15/21	1,175	1,203,811
4.50%, 03/01/21	232	238,433
Walt Disney Co. (The), 4.50%, 02/15/21(a)	1,938	2,003,156

		22,970,924

Mining — 0.3%
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21(b)	1,915	1,953,607
Kinross Gold Corp., 5.13%, 09/01/21 (Call 06/01/21)	430	445,136
Newmont Goldcorp Corp., 3.63%, 06/09/21 (Call 04/09/21)(a)	1,388	1,412,359

		3,811,102

Oil & Gas — 4.0%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	2,233	2,303,451
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	1,626	1,620,325
4.74%, 03/11/21	2,251	2,338,001
BP Capital Markets PLC, 3.56%, 11/01/21	2,842	2,916,489
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	1,413	1,439,437
Chevron Corp., 2.10%, 05/16/21 (Call 04/15/21)	3,627	3,624,461
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	1,572	1,606,317
EOG Resources Inc., 4.10%, 02/01/21	1,686	1,733,765
EQT Corp., 4.88%, 11/15/21(b)	1,889	1,955,965
Exxon Mobil Corp., 2.22%, 03/01/21 (Call 02/01/21)(b)	6,791	6,800,915
Marathon Petroleum Corp., 5.13%, 03/01/21	1,901	1,975,633
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	2,979	3,070,604
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21 (Call 11/01/20)	2,713	2,768,345
Pioneer Natural Resources Co., 3.45%, 01/15/21 (Call 12/15/20)	1,381	1,398,870
Shell International Finance BV
1.75%, 09/12/21	2,901	2,873,470
1.88%, 05/10/21	3,263	3,244,629
Total Capital International SA
2.22%, 07/12/21 (Call 06/12/21)	1,525	1,525,595
2.75%, 06/19/21	2,770	2,796,620
Total Capital SA
4.13%, 01/28/21(b)	1,055	1,085,247
4.25%, 12/15/21(b)	733	765,904

		47,844,043

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	871	882,436
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)(b)	1,199	1,218,568

		2,101,004

Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)(a)	845	870,865

Security	Par (000)	Value

Pharmaceuticals — 5.4%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)(b)	$4,690	$4,680,432
3.38%, 11/14/21(b)	2,225	2,269,767
AmerisourceBergen Corp., 3.50%, 11/15/21 (Call 08/15/21)	871	885,920
Bristol-Myers Squibb Co., 2.55%, 05/14/21(a)(b)	852	857,521
Cigna Corp., 3.40%, 09/17/21(a)	3,008	3,061,783
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)(b)	4,731	4,698,593
3.35%, 03/09/21	5,979	6,056,428
4.13%, 05/15/21 (Call 02/15/21)	1,246	1,274,371
Express Scripts Holding Co.
3.30%, 02/25/21 (Call 01/25/21)	1,422	1,437,784
4.75%, 11/15/21	3,175	3,332,385
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	2,060	2,088,861
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(b)	2,911	2,890,623
2.45%, 12/05/21	770	775,736
3.55%, 05/15/21	595	610,381
Merck & Co. Inc., 3.88%, 01/15/21 (Call 10/15/20)	3,165	3,231,528
Mylan NV, 3.15%, 06/15/21 (Call 05/15/21)(b)	4,464	4,503,551
Perrigo Finance Unlimited Co., 3.50%, 12/15/21 (Call 10/15/21)(b)	275	272,008
Pfizer Inc.
1.95%, 06/03/21	3,462	3,447,010
2.20%, 12/15/21	2,537	2,538,015
3.00%, 09/15/21	1,753	1,781,153
Sanofi, 4.00%, 03/29/21	3,825	3,928,084
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)(b)	7,344	7,326,595
Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21 (Call 10/26/21)(a)	2,342	2,415,469
Zoetis Inc., 3.25%, 08/20/21	1,176	1,192,440

		65,556,438

Pipelines — 2.0%
Buckeye Partners LP, 4.88%, 02/01/21 (Call 11/01/20)	1,188	1,208,719
Enbridge Energy Partners LP, 4.20%, 09/15/21 (Call 06/15/21)	748	770,051
Energy Transfer Operating LP, 4.65%, 06/01/21 (Call 03/01/21)	2,478	2,556,999
Enterprise Products Operating LLC
2.80%, 02/15/21	2,007	2,017,577
2.85%, 04/15/21 (Call 03/15/21)	1,598	1,607,604
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	2,335	2,364,631
5.00%, 10/01/21 (Call 07/01/21)	1,220	1,273,485
5.80%, 03/01/21	731	767,192
Magellan Midstream Partners LP, 4.25%, 02/01/21	759	777,125
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 02/01/21 (Call 11/01/20)	738	758,155
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)	4,021	4,165,112
Southern Natural Gas Co. LLC/Southern Natural Issuing
Corp., 4.40%, 06/15/21 (Call 03/15/21)	525	540,503
Sunoco Logistics Partners Operations LP, 4.40%, 04/01/21 (Call 03/01/21)	1,080	1,108,890
TC PipeLines LP, 4.65%, 06/15/21 (Call 03/15/21)	25	25,738
TransCanada PipeLines Ltd., 9.88%, 01/01/21	288	316,256
Western Midstream Operating LP, 5.38%, 06/01/21 (Call 03/01/21)	1,449	1,499,744

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	$1,697	$1,744,431
7.88%, 09/01/21(b)	300	330,876

		23,833,088

Real Estate Investment Trusts — 2.1%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)	2,619	2,647,992
3.45%, 09/15/21	1,343	1,368,020
5.90%, 11/01/21	958	1,028,777
Boston Properties LP, 4.13%, 05/15/21 (Call 02/15/21)	1,648	1,692,941
Corporate Office Properties LP, 3.70%, 06/15/21 (Call 04/15/21)(b)	433	436,248
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,771	1,758,408
3.40%, 02/15/21 (Call 01/15/21)	2,217	2,242,606
ERP Operating LP, 4.63%, 12/15/21 (Call 09/15/21)	1,967	2,060,846
GLP Capital LP/GLP Financing II Inc., 4.38%, 04/15/21	1,108	1,130,404
Healthcare Trust of America Holdings LP, 3.38%, 07/15/21 (Call 05/15/21)	406	411,205
Highwoods Realty LP, 3.20%, 06/15/21 (Call 04/15/21)(b)	250	251,905
Hospitality Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)	801	809,539
Host Hotels & Resorts LP, 6.00%, 10/01/21 (Call 07/01/21)(b)	455	481,968
Kimco Realty Corp., 3.20%, 05/01/21 (Call 03/01/21)	933	942,946
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	1,899	1,904,602
4.13%, 12/01/21 (Call 09/01/21)	1,442	1,492,931
4.38%, 03/01/21 (Call 12/01/20)	1,805	1,853,627
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	1,020	1,042,787
Welltower Inc., 4.95%, 01/15/21 (Call 10/15/20)(b)	415	426,732
Weyerhaeuser Co., 4.70%, 03/15/21 (Call 12/15/20)	1,069	1,098,846

		25,083,330

Retail — 2.5%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	911	917,259
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,696	1,763,619
Costco Wholesale Corp., 2.15%, 05/18/21 (Call 04/18/21)(b)	2,429	2,430,312
Family Dollar Stores Inc., 5.00%, 02/01/21(b)	196	202,088
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	3,773	3,758,776
4.40%, 04/01/21 (Call 01/01/21)	2,213	2,280,319
Lowe’s Companies Inc.
3.75%, 04/15/21 (Call 01/15/21)	976	995,403
3.80%, 11/15/21 (Call 08/15/21)	1,150	1,182,614
Macy’s Retail Holdings Inc., 3.45%, 01/15/21 (Call 12/15/20)	1,001	1,010,600
McDonald’s Corp., 3.63%, 05/20/21(b)	1,268	1,296,111
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	825	845,303
O’Reilly Automotive Inc.
4.63%, 09/15/21 (Call 06/15/21)	1,132	1,175,163
4.88%, 01/14/21 (Call 10/14/20)	725	745,815
Starbucks Corp., 2.10%, 02/04/21 (Call 01/04/21)	2,546	2,539,380
TJX Companies Inc. (The), 2.75%, 06/15/21 (Call 04/15/21)	1,315	1,327,335
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)(b)	3,106	3,162,840

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
3.13%, 06/23/21	$3,801	$3,877,514
4.25%, 04/15/21	100	103,484

		29,613,935

Savings & Loans — 0.0%
First Niagara Financial Group Inc., 7.25%, 12/15/21	130	143,469

Semiconductors — 2.1%
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)(b)	1,485	1,486,515
2.95%, 01/12/21	1,745	1,756,849
Applied Materials Inc., 4.30%, 06/15/21	1,375	1,426,494
Broadcom Corp./Broadcom Cayman Finance Ltd., 2.20%, 01/15/21	1,430	1,418,388
Broadcom Inc., 3.13%, 04/15/21(a)	4,306	4,329,984
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	1,948	1,931,773
3.30%, 10/01/21(b)	3,846	3,937,073
KLA Corp., 4.13%, 11/01/21 (Call 09/01/21)	1,319	1,363,516
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	2,487	2,505,553
Microchip Technology Inc., 3.92%, 06/01/21	125	127,260
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)(b)	3,054	3,044,441
Texas Instruments Inc., 2.75%, 03/12/21 (Call 02/12/21)	1,879	1,894,164
Xilinx Inc., 3.00%, 03/15/21	637	641,185

		25,863,195

Software — 2.3%
Activision Blizzard Inc., 2.30%, 09/15/21 (Call 08/15/21)	2,097	2,086,242
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	1,345	1,368,645
Fidelity National Information Services Inc., 2.25%, 08/15/21 (Call 07/15/21)	1,983	1,975,167
Fiserv Inc., 4.75%, 06/15/21	435	452,570
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	7,058	6,987,491
4.00%, 02/08/21	984	1,012,723
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)(b)	9,067	8,994,373
2.80%, 07/08/21	4,173	4,217,234

		27,094,445

Telecommunications — 2.7%
AT&T Inc.
2.80%, 02/17/21 (Call 01/17/21)	4,139	4,163,586
3.88%, 08/15/21(b)	2,590	2,664,281
4.45%, 05/15/21	2,092	2,164,969
4.60%, 02/15/21 (Call 11/15/20)(b)	1,375	1,413,362
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(b)	4,918	4,886,476
2.20%, 02/28/21	5,701	5,709,323
2.90%, 03/04/21	1,142	1,155,361
Juniper Networks Inc., 4.60%, 03/15/21	375	386,014
Orange SA, 4.13%, 09/14/21(b)	2,529	2,618,400
Telefonica Emisiones SA, 5.46%, 02/16/21	3,471	3,624,349
Verizon Communications Inc.
3.45%, 03/15/21	1,508	1,536,049
4.60%, 04/01/21	2,570	2,667,043

		32,989,213

Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.15%, 05/15/21 (Call 03/15/21)	1,064	1,074,629

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation — 1.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21 (Call 06/15/21)	$1,260	$1,286,901
Canadian National Railway Co., 2.85%, 12/15/21 (Call 09/15/21)	850	857,029
CSX Corp., 4.25%, 06/01/21 (Call 03/01/21)	1,100	1,131,174
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	716	727,764
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	830	825,485
3.45%, 11/15/21 (Call 10/15/21)(b)	415	423,221
3.50%, 06/01/21	808	824,475
Union Pacific Corp.
3.20%, 06/08/21(b)	1,092	1,110,182
4.00%, 02/01/21 (Call 11/01/20)	2,105	2,149,626
United Parcel Service Inc.
2.05%, 04/01/21	1,654	1,648,079
3.13%, 01/15/21	3,160	3,202,249

		14,186,185

Trucking & Leasing — 0.0%
GATX Corp., 4.85%, 06/01/21	550	572,116

Total Corporate Bonds & Notes — 98.8% (Cost: $1,179,109,143)		1,188,405,382

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	34,996	35,013,501

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	4,477	$4,477,000

		39,490,501

Total Short-Term Investments — 3.3% (Cost: $39,474,086)		39,490,501

Total Investments in Securities — 102.1% (Cost: $1,218,583,229)		1,227,895,883

Other Assets, Less Liabilities — (2.1)%		(25,441,378)

Net Assets — 100.0%		$1,202,454,505

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	52,042	—		(17,046	)(a)	34,996	$35,013,501	$127,241	(b)	$13,032	$9,180
BlackRock Cash Funds: Treasury, SL Agency Shares	2,993	1,484	(a)	—		4,477	4,477,000	93,872		—	—
PNC Bank N.A.
2.15%, 04/29/21(c)	2,725	913		—		3,638	N/A	65,159		—	52,553
2.50%, 01/22/21(c)	1,090	902		—		1,992	N/A	32,571		—	15,389
2.55%, 12/09/21(c)	910	1,195		—		2,105	N/A	29,135		—	17,635

							$39,490,501	$347,978		$13,032	$94,757

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® Dec 2021 Term Corporate ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,188,405,382	$—	$1,188,405,382
Money Market Funds	39,490,501	—	—	39,490,501

	$39,490,501	$1,188,405,382	$—	$1,227,895,883